Summary of Significant Accounting Policies - Additional Information (Detail) $ in Millions	12 Months Ended
	Mar. 31, 2017 INR (₨) Segment	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	[1]
Significant Accounting Policies [Line Items]
Fair values of amortized cost	95.00%	95.00%
Reportable segments | Segment	3
Debt issuance cost	₨ 68,300,000	$ 1.1	₨ 0
Financial statements translation rate, Indian rupees (Rs.) equivalence of U.S. $1 | ₨	64.85
ASU 2015-03 and ASU 2015-15
Significant Accounting Policies [Line Items]
Debt issuance cost	₨ 68,300,000	$ 1.1
Retail Loans | Personal loans/Credit card
Significant Accounting Policies [Line Items]
Loans charge off period	180 days
Retail Loans | Auto Loans, Commercial Vehicle and Construction Equipment Finance
Significant Accounting Policies [Line Items]
Loans charge off period	180 days
Retail Loans | Housing loans
Significant Accounting Policies [Line Items]
Loans charge off period	720 days
Retail Loans | Retail Business Banking
Significant Accounting Policies [Line Items]
Loans charge off period	Customer by customer basis
Minimum
Significant Accounting Policies [Line Items]
Bank voting rights	20.00%	20.00%
Minimum | Retail Loans
Significant Accounting Policies [Line Items]
Loans charge off period	180 days
Maximum
Significant Accounting Policies [Line Items]
Bank voting rights	50.00%	50.00%
Maximum | Retail Loans
Significant Accounting Policies [Line Items]
Loans charge off period	1083 days

[1]	The Bank has adopted the provisions of ASU 2015-03- "Interest-Imputation of Interest (subtopic 835-30)", prospectively. Refer to note 2(w)